Total revenue and income - Disaggregation of revenue by major service lines (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Brokerage commission	R$ 2,465,217	R$ 2,139,985	R$ 1,288,135
Securities placement	1,917,403	1,429,824	1,154,786
Management fees	1,489,736	1,224,125	1,035,224
Insurance brokerage fee	133,070	112,802	106,438
Educational services	71,295	118,272	97,986
Commissions Fees	192,923	90,804	48,413
Other services	532,035	386,780	227,054
Revenue before sales taxes and contributions on revenue	6,801,679	5,502,592	3,958,036
Sales taxes and contributions on revenue	(605,214)	(486,104)	(362,264)
Net revenue from services rendered	R$ 6,196,465	R$ 5,016,488	R$ 3,595,772